Income Taxes - Components of Group's Deferred Tax Assets and Liabilities (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Advertising expense	¥ 221,113	¥ 38,760
Net operating tax losses carry-forward	103,060	25,792
Impairment on long-term investments and game copyright	11,336	2,599
Accrued expenses	43,631	5,466
Less: valuation allowance	(321,354)	(25,792)
Deferred tax assets, net	57,786	46,825
Deferred tax liabilities:
Intangible assets acquired	259,247	12,138
Deferred tax liabilities, net	¥ 259,247	¥ 12,138